Trade accounts receivable - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 2,305	€ 1,439
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,172	1,389
Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88	23
Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18	3
Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	4
Past due 91 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	1
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 15	€ 19